Statutory surplus reserves (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Sinovac Beijing USD ($)	Dec. 31, 2014 Sinovac Beijing CNY	Dec. 31, 2013 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2014 Tangshan Yian USD ($)	Dec. 31, 2014 Sinovac R&D USD ($)	Dec. 31, 2014 Sinovac Dalian USD ($)
Distribution of Profit
Minimum percentage appropriation to statutory surplus reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Statutory surplus reserves	$ 12,627		$ 11,808
Percentage of after-tax profits appropriated to statutory surplus reserves					10.00%	10.00%	0.00%	0.00%	0.00%
Appropriation of after-tax profits to statutory surplus reserves					819	5,000	0	0
Appropriation of net income after taxes to staff welfare and bonus fund					0		0	0		0	0	0
Appropriation to statutory surplus reserve fund										0	0	0
Dividend declared to non-controlling shareholder					0		0	802	5,000
Dividend payable	0		0
Amount of paid-in-capital and statutory surplus reserves that are restricted from transfer or dividend distribution	80,091	497,000	81,249	492,000
Amount of net assets that are restricted from transferring in the form of loans, advances or cash dividends	$ 61,345		$ 34,860